Pinnacle Capital Management Funds Trust

               FILED VIA EDGAR

July 11, 2017

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Pinnacle Capital Management Funds Trust
File No. 333-168469

Ladies and Gentlemen:

On behalf of Pinnacle Capital Management Funds Trust (the “Registrant”) and pursuant to Rule 497 under the Securities Act of 1933 (the “Securities Act”), the purpose of this filing is to submit an exhibit containing interactive data format Risk/Return Summary information using the eXtensible Business Reporting Language (XBRL). The interactive data file included as an exhibit to this filing relates to the revised Prospectus, filed July 6, 2017 and Statement of Additional Information, filed June 28, 2017 for the 1789 Growth and Income Fund as filed with the Commission pursuant to Rule 497(e) under the Securities Act. The revised Prospectus and Statement of Additional Information are incorporated by reference into this Rule 497 filing.

Please contact the undersigned at (513) 587-3433 if you have any questions concerning this filing.

Very truly yours,

/s/ Benjamin V. Mollozzi

Benjamin V. Mollozzi
Assistant Secretary